Schedule of accumulated losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accumulated Losses
Accumulated losses	$ (336,484)	$ (171,491)
Share-based payments reserve	208,075	69,050
Total attributable to shareholders of the parent company	(128,409)	(102,441)
Accumulated losses attributable to non-controlling interests	(341)
Total accumulated losses	$ (128,750)	$ (102,441)